Significant Accounting Policies - Estimated Economic Lives of Intangible Assets (Detail)	12 Months Ended
May. 31, 2015
Trademark [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	10 years
License [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	20 years
Favorable lease [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	8 years 8 months 12 days
Minimum [Member] | Student base [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	1 year 9 months
Maximum [Member] | Student base [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives of intangible assets	2 years 2 months 12 days